Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Practices Related to the Grant of Equity Awards

In fiscal year 2024, the Company did not grant to a named executive officer any award of stock options, stock appreciation rights, or similar instruments with option-like features during the period from four business days before to one business day after the filing of any of the Company’s periodic reports on Form 10-Q or Form 10-K, or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.

The majority of our equity awards to executives are granted on an annual basis in February. New hire and ad hoc awards are generally granted promptly after service commences or the circumstances giving rise to the award occur. It is our practice to not time grants based on the release of material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation.

Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false